SCHEDULE OF OFFICE AND MISCELLANEOUS EXPENSES (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Advertising, marketing, and investor relations	$ 528,214	$ 223,984
Compliance fees	115,631	79,095
Business development	572,589	53,908
General freight	118,827	69,250
Subscription, membership & IT support	182,181	57,773
General office	368,666	220,509
Office and Miscellaneous Expenses	$ 1,886,108	$ 704,519